Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Abstract]
Related Party Transactions

Note 4 - Related Party Transactions

Certain plan investments include investments in shares of the Company’s common stock. For the years ended December 31, 2025 and 2024, the Plan purchased 5,939 and 8,944 shares of QCR Holdings, Inc. common stock, respectively, at a cost of $424,550 and $595,838, respectively. For the years ended December 31, 2025 and 2024, the Plan sold 51,069 and 35,762 shares of QCR Holdings, Inc. common stock, respectively, with proceeds of $4,106,790 and $2,319,014, respectively. As of December 31, 2025 and 2024, the Plan held $12,326,039 (147,972 shares) and $15,571,739 (193,102 shares), respectively, of QCR Holdings, Inc. common stock.

In addition, the Company pays certain expenses for the Plan. These transactions qualify as party-in-interest transactions as defined under ERISA guidelines.

Certain plan investments are managed by Principal Life Insurance Company (“Principal”). Principal is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions.